UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Gregory F. Niland

Emerging Markets Growth Fund, Inc.

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Emerging Markets Growth FundSM Semi-annual report for the six months ended December 31, 2021

Emerging Markets Growth Fund seeks long-term growth of capital and invests primarily in common stock and other equity securities of issuers in developing countries.

Fund results shown in this report are for past periods and are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, please call (800) 421-4989.

Investing in developing markets may be subject to risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Emerging Markets Growth Fund for the periods ended December 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/institutional/investments/emerging-markets-growth-fund-m.html. You can also access information about Capital Group and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance
3	Investment portfolio
9	Financial statements

Results at a glance

For periods ended December 31, 2021, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/30/1986)

Emerging Markets Growth Fund (Class M shares)	–9.80%	–0.77%	12.54%	5.92%	12.78%
MSCI Emerging Markets Investable Markets Index (linked index)	–8.30	–0.28	10.06	5.71	9.94

MSCI Emerging Markets IMI Index (linked index) is a broad measure of market results for investment companies that invest in developing markets. Returns for the MSCI Emerging Markets IMI Index (linked) were calculated using the International Finance Corporation (IFC) Global Composite Index from May 30, 1986, to December 31, 1987, the MSCI Emerging Markets Index with dividends gross of withholding taxes from January 1, 1988, to December 31, 2000, the MSCI Emerging Markets Index with dividends net of withholding taxes from January 1, 2001, to November 30, 2007, and the MSCI Emerging Markets Investable Market Index with dividends net of withholding taxes thereafter. The index is unmanaged, and therefore has no expenses. Investors cannot invest directly in an index. Results include reinvested dividends and/or distributions but do not reflect the effect of commissions, expenses or U.S. federal income taxes. Source: MSCI.

The total annual fund operating expense ratio is 0.76% for Class M shares as of the prospectus dated September 1, 2021, and is 0.77% including “acquired fund” fees and expenses. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least September 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Emerging Markets Growth Fund	1

About the fund and its adviser

Emerging Markets Growth Fund was organized in 1986 by the International Finance Corporation (IFC), an affiliate of the World Bank, as a vehicle for investing in the securities of companies based in developing countries. The premise behind the formation of the fund was that rapid growth in these countries could create very attractive investment opportunities. It also was felt that the availability of equity capital would stimulate the development of capital markets and encourage countries to liberalize their investment regulations.

Capital International, Inc., the fund’s investment adviser, is part of The Capital Group Companies,SM Inc., one of the world’s most experienced investment advisory organizations, with roots dating back to 1931. The fund has been managed by Capital International or an affiliate since 1986. Capital Group employs a research-driven approach to investing and has a global investment research network spanning three continents. This network of analysts and portfolio managers travels the world, scrutinizing thousands of companies and keeps a close watch on industry trends and government actions.

Capital Group has devoted substantial resources to the task of evaluating and managing investments in developing countries. It is an intensive effort that combines company and industry analysis with broader political and macroeconomic views. We believe that our extensive worldwide research capabilities and integrated global investment process continue to provide Emerging Markets Growth Fund with a competitive edge.

2	Emerging Markets Growth Fund

Investment portfolio December 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Common stocks 95.06%	Shares	Value (000)
Asia-Pacific 71.32%
China 34.01%
Adagene, Inc. (ADR)[1]	140,269	$1,124
Aier Eye Hospital Group Co., Ltd., Class A	356,948	2,368
Alibaba Group Holding, Ltd.[1]	144,500	2,203
Alibaba Health Information Technology, Ltd.[1]	4,048,000	3,421
BeiGene, Ltd.[1]	75,374	1,556
BeiGene, Ltd. (ADR)[1]	281,475	76,260
Brii Biosciences, Ltd.[1]	1,433,000	6,046
CanSino Biologics, Inc., Class H1,2	936,483	21,642
China Merchants Bank Co., Ltd., Class H2	4,536,500	35,227
China Resources Gas Group, Ltd.[2]	1,520,000	8,587
Contemporary Amperex Technology Co., Ltd., Class A	23,500	2,168
ENN Energy Holdings, Ltd.	446,200	8,400
Foshan Haitian Flavouring and Food Co., Ltd., Class A	223,950	3,693
Gracell Biotechnologies, Inc., Class A (ADR)[1]	799,539	4,829
Gree Electric Appliances, Inc. of Zhuhai, Class A	210,400	1,222
Haitian International Holdings, Ltd.	1,764,000	4,898
Hangzhou Tigermed Consulting Co., Ltd., Class A	368,725	7,394
Hangzhou Tigermed Consulting Co., Ltd., Class H	24,437	310
HBM Holdings, Ltd.[1]	13,019,551	12,940
Hefei Meyer Optoelectronic Technology, Inc., Class A	646,557	3,800
Huazhu Group, Ltd. (ADR)[1]	822,390	30,708
Hutchmed China, Ltd. (ADR)[1,2]	1,174,445	41,200
Industrial and Commercial Bank of China Ltd., Class H1	33,025,000	18,635
JD Health International, Inc.[1,2]	648,800	5,113
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,347,944	58,464
Kingdee International Software Group Co., Ltd.[1]	2,599,000	7,999
Kuaishou Technology, Class B1	116,637	1,078
Kweichow Moutai Co., Ltd., Class A	54,661	17,582
Legend Biotech Corp. (ADR)[1]	873,399	40,709
Longfor Group Holdings, Ltd.	1,312,998	6,180
Meituan, Class B1	167,300	4,836
Midea Group Co., Ltd., Class A	724,660	8,392
NetEase, Inc.	776,287	15,680
NetEase, Inc. (ADR)	138,416	14,088
Ping An Insurance (Group) Company of China, Ltd., Class H	9,402,700	67,709
Pop Mart International Group, Ltd.	531,928	3,049
Shandong Pharmaceutical Glass Co., Ltd., Class A	568,277	3,914
Shandong Sinocera Functional Material Co., Ltd., Class A	484,932	3,239
Tencent Holdings, Ltd.	560,100	32,812
Trip. com Group, Ltd. (ADR)[1]	1,482,677	36,504
Venustech Group, Inc., Class A	3,659,276	16,381
WuXi Biologics (Cayman), Inc.[1]	992,500	11,780
WuXi Xinje Electric Co., Ltd., Class A1	220,300	1,646
XPeng, Inc., Class A1	74,190	1,773
Xpeng, Inc., Class A (ADR)[1]	111,834	5,629

Emerging Markets Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
China (continued)
Yeahka, Ltd.[1,2]	2,725,400	$9,018
Yihai International Holding, Ltd.[2]	521,000	2,409
Yunnan Energy New Material Co., Ltd., Class A	494,773	19,439
		694,054

Hong Kong 4.92%
AIA Group, Ltd.	4,910,000	49,493
First Pacific Co., Ltd.	30,670,000	11,289
Galaxy Entertainment Group, Ltd.[1]	908,000	4,704
HKBN, Ltd.	15,276,500	18,749
Hong Kong Exchanges and Clearing, Ltd.[2]	277,400	16,201
		100,436

India 14.36%
Asian Paints, Ltd.	192,609	8,766
Astral, Ltd.	363,782	11,167
Avenue Supermarts, Ltd.[1]	82,536	5,187
Berger Paints India, Ltd.	698,799	7,255
Bharti Airtel, Ltd.[1]	3,234,051	29,749
City Union Bank, Ltd.	776,420	1,406
Coforge, Ltd.	309,071	24,491
Dabur India, Ltd.	971,945	7,584
FSN E-Commerce Ventures, Ltd.[1]	319,638	9,037
Genpact, Ltd.	365,276	19,389
Godrej Consumer Products, Ltd.[1]	314,141	4,092
Havells India, Ltd.	400,627	7,529
HDFC Bank, Ltd.	1,479,182	29,438
HDFC Bank, Ltd. (ADR)	6,300	410
ICICI Bank, Ltd.	948,449	9,444
ICICI Bank, Ltd. (ADR)[2]	753,880	14,919
Indian Energy Exchange, Ltd.	2,264,574	7,701
Indus Towers, Ltd.	1,079,959	3,607
Info Edge (India) Ltd.	12,160	912
Infosys Ltd.	337,061	8,560
ITC, Ltd.	1,788,195	5,245
Kotak Mahindra Bank, Ltd.	591,260	14,286
MakeMyTrip, Ltd., non-registered shares[1,2]	275,500	7,634
Maruti Suzuki India, Ltd.	34,527	3,449
Power Grid Corporation of India, Ltd.	260,162	715
Quess Corp., Ltd.	862,606	9,937
Reliance Industries, Ltd.	244,055	7,775
TeamLease Services Ltd.[1]	355,773	19,931
Tube Investments of India, Ltd.	70,493	1,664
United Spirits, Ltd.[1]	459,417	5,552
Varun Beverages, Ltd.	521,503	6,232
		293,063

Indonesia 4.45%
Astra International Tbk PT	26,490,200	10,594
Bank BTPN Syariah Tbk PT	44,566,259	11,194
Bank Central Asia Tbk PT	8,834,300	4,525
Bank Mandiri (Persero) Tbk PT	59,700,800	29,426
Bank Rakyat Indonesia (Persero) Tbk PT	28,202,900	8,133
Elang Mahkota Teknologi Tbk PT1	88,541,250	14,164
PT Surya Citra Media Tbk[1]	562,652,220	12,870
		90,906

Philippines 1.45%
Ayala Corp.	677,970	11,049
Bloomberry Resorts Corp.[1]	49,384,000	6,101
International Container Terminal Services, Inc.	3,162,076	12,402
		29,552

4	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
Singapore 1.48%
Grab Holdings, Ltd., Class A1,3,4	2,646,193	$18,301
Sea, Ltd., Class A (ADR)[1]	39,500	8,837
Yoma Strategic Holdings Ltd.[1]	31,959,732	3,107
		30,245

South Korea 4.83%
Coupang, Inc., Class A1,2	270,560	7,949
Korea Investment Holdings Co., Ltd.	308,862	20,967
NAVER Corp.	46,925	14,941
NHN KCP Corp.	294,369	7,516
Samsung Electronics Co., Ltd.	473,030	31,157
Samsung Electronics Co., Ltd. (GDR)[4]	9,684	15,969
		98,499

Taiwan 4.79%
AirTAC International Group[1]	42,904	1,582
MediaTek, Inc.	538,042	23,142
Momo. com, Inc.	31,900	1,874
Taiwan Semiconductor Manufacturing Company, Ltd.	2,956,812	65,726
Vanguard International Semiconductor Corp.	933,000	5,328
		97,652

Vietnam 1.03%
Masan Group Corp.	2,393,320	17,958
Vinhomes JSC	830,203	2,987
		20,945

Total Asia-Pacific		1,455,352

Eastern Europe and Middle East 9.02%
Hungary 0.03%
Wizz Air Holdings PLC[1]	9,700	550

Kazakhstan 0.72%
Halyk Savings Bank of Kazakhstan OJSC (GDR)[4]	884,744	14,598

Poland 0.44%
CD Projekt SA2	55,755	2,669
Huuuge, Inc.[1]	1,005,909	6,267
		8,936

Russian Federation 7.08%
Alrosa PJSC	227,300	372
Baring Vostok Capital Fund IV Supplemental Fund, LP1,3,5,6,7,8	43,189,450	5,641
Baring Vostok Private Equity Fund IV, LP1,3,5,6,7,8	23,604,516	4,328
Gazprom PJSC (ADR)	987,988	9,129
Moscow Exchange MICEX-RTS PJSC	4,006,859	8,174
QIWI PLC, Class B (ADR)	183,518	1,464
Rosneft Oil Company PJSC (GDR)	386,234	3,106
Sberbank of Russia PJSC	1,220,014	4,771
Sberbank of Russia PJSC (ADR)	2,600,428	41,737
TCS Group Holding PLC (GDR)[4]	139,349	11,750
TCS Group Holding PLC (GDR)	104,382	8,801
X5 Retail Group NV (GDR)	108,031	2,860
Yandex NV, Class A1	700,497	42,380
		144,513

Slovenia 0.39%
Nova Ljubljanska Banka dd (GDR)	463,753	7,946

Emerging Markets Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Eastern Europe and Middle East (continued)
Turkey 0.36%
D-MARKET Elektronik Hizmetler ve Ticaret Anonim Sirketi, Class B (ADR)[1]	1,290,978	$2,465
Pegasus Hava Tasimaciligi AS1	422,160	2,711
Sok Marketler Ticaret AS, non-registered shares	2,369,800	2,277
		7,453

Total Eastern Europe and Middle East		183,996

Latin America 8.08%
Brazil 5.40%
Americanas SA, ordinary nominative shares[1]	237,128	1,344
Boa Vista Servicos SA	811,961	875
BR Malls Participacoes SA, ordinary nominative shares[1]	6,080,839	9,072
CCR SA, ordinary nominative shares	1,705,714	3,549
CM Hospitalar SA	781,980	2,649
Diagnósticos da América SA	742,978	4,501
Estre Ambiental, Inc.[1,4]	591,120	—	[9]
Gerdau SA (ADR)	500,926	2,465
Hypera SA, ordinary nominative shares	3,579,829	18,169
Lojas Americanas SA, ordinary nominative shares	3,037,698	3,223
Nexa Resources SA	355,544	2,795
PagSeguro Digital, Ltd., Class A1	521,998	13,687
Patria Investments, Ltd., Class A	527,704	8,549
Rede D’Or Sao Luiz SA	873,122	7,027
Vale SA, ordinary nominative shares	1,010,979	14,150
Vale SA, ordinary nominative shares (ADR)[2]	1,293,638	18,137
		110,192

Mexico 1.82%
América Móvil, SAB de CV, Series L (ADR)	1,251,006	26,409
Bolsa Mexicana de Valores, SAB de CV, Series A	1,247,300	2,371
Grupo Aeroportuario del Pacífico, SAB de CV, Class B1	598,800	8,251
		37,031

Uruguay 0.86%
DLocal, Ltd., Class A1	492,804	17,588

Total Latin America		164,811

Other markets 3.60%
Canada 0.29%
Aclara Resources, Inc.[1]	3,395,786	3,865
Barrick Gold Corp.	107,666	2,046
		5,911

Netherlands 0.39%
InPost SA1	665,270	8,027

United Kingdom 1.83%
Airtel Africa PLC	7,245,400	13,112
British American Tobacco PLC	101,341	3,749
Hochschild Mining PLC	5,129,740	9,033
Network International Holdings PLC[1]	1,764,225	6,978
Sedibelo Platinum Mines Ltd.[1,3,5]	17,665,800	4,469
		37,341

United States 1.09%
Fabrinet, non-registered shares[1]	12,434	1,473
MercadoLibre, Inc.[1]	12,114	16,335
Philip Morris International, Inc.	47,274	4,491
		22,299

Total Other markets		73,578

6	Emerging Markets Growth Fund

Common stocks (continued)	Shares	Value (000)
Africa 3.04%
Federal Republic of Nigeria 0.33%
Guaranty Trust Holding Co. PLC	126,924,542	$6,735

South Africa 2.71%
AngloGold Ashanti, Ltd.	143,546	2,961
Discovery, Ltd.[1]	2,522,522	22,727
MTN Group, Ltd.[1]	2,759,900	29,567
		55,255

Total Africa		61,990

Total common stocks (cost: $1,391,541,000)		1,939,727

Preferred securities 2.34%
Asia-Pacific 1.92%
South Korea 1.92%
Samsung Electronics Co., Ltd., nonvoting preferred shares	655,461	39,259

Latin America 0.42%
Brazil 0.42%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,730,927	5,292
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	535,000	3,237
		8,529

Total preferred securities (cost: $42,914,000)		47,788

Rights & warrants 0.14%
Asia-Pacific 0.14%
China 0.14%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[3,4]	65,900	2,918

Total rights & warrants (cost: $2,696,000)		2,918

Short-term securities 5.96%
Money market investments 2.97%
Capital Group Central Cash Fund 0.09%[10,11]	606,107	60,617

Money market investments purchased with collateral from securities on loan 2.99%
Capital Group Central Cash Fund 0.09%[10,11,12]	174,384	17,440
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[10,12]	10,000,000	10,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	8,000,000	8,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	5,581,386	5,581
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,12]	5,000,000	5,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,12]	5,000,000	5,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[10,12]	5,000,000	5,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[10,12]	5,000,000	5,000
		61,021

Total short-term securities (cost: $121,634,000)		121,638
Total investment securities 103.50% (cost: $1,558,785,000)		2,112,071
Other assets less liabilities (3.50)%		(71,502)

Net assets 100.00%		$2,040,569

Emerging Markets Growth Fund	7

Investments in affiliates11

	Value of affiliates at 7/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 3.83%
Money market investments 2.97%
Capital Group Central Cash Fund 0.09%[10]	$101,558	$241,193		$282,140	$(5)	$11	$60,617	$22
Money market investments purchased with collateral from securities on loan 0.86%
Capital Group Central Cash Fund 0.09%[10,12]	7,755	9,685	[13]				17,440	—	[14]
Total short-term securities							78,057
Total 3.83%					$(5)	$11	$78,057	$22

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $58,862,000, which represented 2.88% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $35,363,000, which represented 1.73% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,536,000, which represented 3.11% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Amount less than one thousand.
[10]	Rate represents the seven-day yield at 12/31/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$27,019	$5,641	.27%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-12/28/2020	12,150	4,034	.20
Total private placement securities		$39,169	$9,675	.47%

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See notes to financial statements.

8	Emerging Markets Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $58,862 of investment securities on loan):
Unaffiliated issuers (cost: $1,480,732)	$2,034,014
Affiliated issuers (cost: $78,053)	78,057	$2,112,071
Cash		705
Cash denominated in currencies other than U. S. dollars (cost: $1,722)		1,704
Receivables for:
Sales of investments	26
Sales of fund’s shares	26
Dividends	3,279
Other	208	3,539
		2,118,019
Liabilities:
Collateral for securities on loan		61,022
Payables for:
Purchases of investments	82
Investment advisory services	1,328
Services provided by related parties	2
Directors’ deferred compensation	1,303
Non-U. S. taxes	13,637
Other	76	16,428
Net assets at December 31, 2021		$2,040,569

Net assets consist of:
Capital paid in on shares of capital stock		$1,489,059
Total distributable earnings		551,510
Net assets at December 31, 2021		$2,040,569

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock – 2,000,000 shares,
$.01 par value (243,720 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$1,935,530	231,129	$8.37
Class F-3	105,028	12,590	8.34
Class R-6	11	1	8.41

See notes to financial statements.

Emerging Markets Growth Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U. S. taxes of $1,127; also includes $22 from affiliates)	$17,129
Securities lending income (net of fees)	333
Interest	1	$17,463
Fees and expenses*:
Investment advisory services	8,386
Transfer agent services	5
Administrative services	16
Reports to shareholders	9
Registration statement and prospectus	42
Directors’ compensation	(32)
Auditing and legal	174
Custodian	465
State and local taxes	1
Other	12
Total fees and expenses before reimbursement	9,078
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	644
Total fees and expenses after reimbursement		8,434
Net investment income		9,029

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U. S. taxes of $1,747):
Unaffiliated issuers	78,385
Affiliated issuers	(5)
Currency transactions	(109)	78,271
Net unrealized (depreciation) appreciation on:
Investments (net of non-U. S. taxes of $13,359):
Unaffiliated issuers	(312,995)
Affiliated issuers	11
Currency translations	36	(312,948)
Net realized gain and unrealized depreciation		(234,677)

Net decrease in net assets resulting from operations		$(225,648)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	Emerging Markets Growth Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2021*	Year ended June 30, 2021
Operations:
Net investment income	$9,029	$23,337
Net realized gain	78,271	216,834
Net unrealized (depreciation) appreciation	(312,948)	448,505
Net (decrease) increase in net assets resulting from operations	(225,648)	688,676

Distributions paid to shareholders	(207,630)	(132,058)

Net capital share transactions	146,898	70,368

Total (decrease) increase in net assets	(286,380)	626,986

Net assets:
Beginning of period	2,326,949	1,699,963
End of period	$2,040,569	$2,326,949

*	Unaudited.

See notes to financial statements.

Emerging Markets Growth Fund	11

Notes to financial statements	unaudited

1. Organization

Emerging Markets Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has three share classes consisting of two retail share classes (Classes M and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M* and F-3	None	None	None
Class R-6	None	None	None
*	Class M shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

12	Emerging Markets Growth Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Emerging Markets Growth Fund	13

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$1,437,051	$18,301	$—	$1,455,352
Eastern Europe and Middle East	174,027	—	9,969	183,996
Latin America	164,811	—	—	164,811
Other markets	69,109	—	4,469	73,578
Africa	61,990	—	—	61,990
Preferred securities	47,788	—	—	47,788
Rights & warrants	—	2,918	—	2,918
Short-term securities	121,638	—	—	121,638
Total	$2,076,414	$21,219	$14,438	$2,112,071

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

14	Emerging Markets Growth Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Emerging Markets Growth Fund	15

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2021, the total value of securities on loan was $58,862,000, and the total value of collateral received was $61,022,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Unfunded commitments — The fund invests in private equity funds that involve unfunded capital commitments, which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined. As of December 31, 2021, the fund’s maximum potential exposure from the unfunded commitment was $3,366,000, which would represent .16% of the net assets of the fund should such commitment become due.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

16	Emerging Markets Growth Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$26,889
Undistributed long-term capital gains	101,984

As of December 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$734,617
Gross unrealized depreciation on investments	(181,520)
Net unrealized appreciation on investments	553,097
Cost of investments	1,558,679

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2021				Year ended June 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class M	$33,154		$163,820	$196,974	$27,174		$100,217	$127,391
Class F-3	1,769		8,886	10,655	978		3,688	4,666
Class R-6	—	*	1	1	—	*	1	1
Total	$34,923		$172,707	$207,630	$28,152		$103,906	$132,058

*	Amount less than one thousand.

7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. American Funds Distributors®, Inc. (“AFD”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CIInc. that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.900% on the first $400 million of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. For the six months ended December 31, 2021, the investment advisory services fees were $8,386,000, which were equivalent to an annualized rate of 0.760% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — American Funds Distributors®, Inc. (“AFD”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. AFD does not receive any compensation related to the sale of shares of the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Emerging Markets Growth Fund	17

Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-3 and R-6 shares for CIInc’s provision of administrative services.

For the six months ended December 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Transfer agent services		Administrative services
Class M	$4		$—
Class F-3	1		16
Class R-6	—	*	—	*
Total class-specific expenses	$5		$16

*	Amount less than one thousand.

Miscellaneous fee reimbursement — Expense limitations have been imposed through at least September 1, 2021, to limit the Class M total annual operating expense. For the six months ended December 31, 2021, CIInc reimbursed miscellaneous fees of $644,000 for Class M shares, which CIInc does not intend to recoup. Fees and expenses in the statement of operations are presented gross of any reimbursements from CIInc.

Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(32,000) in the fund’s statement of operations reflects $80,000 in current fees and a net decrease of $112,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC”), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $7,161,000 and $1,405,000, respectively, which generated $428,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2021.

8. Committed line of credit

The Fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are

18	Emerging Markets Growth Fund

reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended December 31, 2021.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended December 31, 2021

Class M	$8,112	850	$178,633	21,548	$(61,683)	(6,338)	$125,062	16,060
Class F-3	15,007	1,556	9,665	1,170	(2,836)	(300)	21,836	2,426
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$23,119	2,406	$188,298	22,718	$(64,519)	(6,638)	$146,898	18,486

Year ended June 30, 2021

Class M	$30,815	3,303	$113,289	12,477	$(85,971)	(9,324)	$58,133	6,456
Class F-3	31,958	3,349	3,949	436	(23,672)	(2,722)	12,235	1,063
Class R-6	—	—	—	—	—	—	—	—
Total net increase (decrease)	$62,773	6,652	$117,238	12,913	$(109,643)	(12,046)	$70,368	7,519

*	Includes exchanges between share classes of the fund.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $351,490,000 and $362,195,000, respectively, during the six months ended December 31, 2021.

Emerging Markets Growth Fund	19

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income[2,3]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets after reimburse- ments[5,6]		Ratio of expenses to average net assets after reimburse- ments[4,5,6]		Ratio of net income to average net assets[2,3,4]
Class M:
12/31/2021[7,8]	$10.33	$.04	$(1.07)	$(1.03)	$(.10)	$(.83)	$(.93)	$8.37	(9.80)%[9]	$1,936		.82%[10]		.76%[10]		.82%[10]
6/30/2021	7.81	.11	3.03	3.14	(.08)	(.54)	(.62)	10.33	41.33	2,222		.87		.76		1.13
6/30/2020	8.06	.08	.16	.24	(.13)	(.36)	(.49)	7.81	2.64	1,629		.86		.78		1.04
6/30/2019	7.87	.09	.25	.34	(.09)	(.06)	(.15)	8.06	4.71	2,206		.84		.84		1.25
6/30/2018	7.34	.09	.53	.62	(.09)	—	(.09)	7.87	8.43	2,487		.87		.87		1.06
6/30/2017	5.92	.09	1.40	1.49	(.07)	—	(.07)	7.34	25.43	2,545		.85		.85		1.40
Class F-3:
12/31/2021[7,8]	10.30	.04	(1.07)	(1.03)	(.10)	(.83)	(.93)	8.34	(9.85)[9]	105		.85	[10]	.85	[10]	.72	[10]
6/30/2021	7.79	.10	3.03	3.13	(.08)	(.54)	(.62)	10.30	41.27	105		.89		.89		1.06
6/30/2020	8.05	.08	.15	.23	(.13)	(.36)	(.49)	7.79	2.49	71		.89		.89		1.00
6/30/2019	7.87	.14	.19	.33	(.09)	(.06)	(.15)	8.05	4.55	44		.88		.88		1.79
6/30/2018[7,11]	7.82	.11	.03	.14	(.09)	—	(.09)	7.87	1.77 [9]	6		.88	[10]	.88	[10]	1.59	[10]
Class R-6:
12/31/2021[7,8]	10.38	.04	(1.07)	(1.03)	(.11)	(.83)	(.94)	8.41	(9.79)[9]	—	[12]	.85	[10]	.85	[10]	.73	[10]
6/30/2021	7.79	.09	3.04	3.13	—	(.54)	(.54)	10.38	41.13	—	[12]	1.00		.90		.99
6/30/2020	8.05	.06	.17	.23	(.13)	(.36)	(.49)	7.79	2.48	—	[12]	.91		.91		.71
6/30/2019	7.86	.33	— [13]	.33	(.08)	(.06)	(.14)	8.05	4.60	5		.90		.90		4.20
6/30/2018[7,11]	7.82	.07	.06	.13	(.09)	—	(.09)	7.86	1.59 [9]	—	[12]	1.07	[10]	.92	[10]	.99	[10]

	Six months ended	Year ended June 30,
	December 31, 2021[7,8,9]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	17%	35%	40%	38%	37%	46%

[1]	Based on average shares outstanding.
[2]	For the year ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .12 percentage points, respectively. The impact to other share classes would have been similar.
[3]	For the year ended June 30, 2017, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.02 and .34 percentage points, respectively.
[4]	This column reflects the impact, if any, of certain reimbursements from CIInc. During some of the periods shown, CIInc reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.
[5]	This ratio does not include acquired fund fees and expenses.
[6]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[7]	Based on operations for a period that is less than a full year.
[8]	Unaudited.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 and R-6 shares began investment operations on September 1, 2017.
[12]	Amount less than $1 million.
[13]	Amount less than $.01.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

20	Emerging Markets Growth Fund

Expense example	unaudited

As a fund shareholder, you incur ongoing costs, including investment advisory services fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Growth Fund	21

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period*,†	Annualized expense ratio†
Class M – actual return	$1,000.00	$902.00	$3.64	.76%
Class M – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-3 – actual return	1,000.00	901.47	4.07	.85
Class F-3 – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class R-6 – actual return	1,000.00	902.07	4.08	.85
Class R-6 – assumed 5% return	1,000.00	1,020.92	4.33	.85

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The “expenses paid during period” and “annualized expense ratio” do not include the acquired fund fees and expenses.

22	Emerging Markets Growth Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital International, Inc. (“CIInc”) as the administrator of the program. Personnel of CIInc or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CIInc manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CIInc’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CIInc regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CIInc provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Emerging Markets Growth Fund	23

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24	Emerging Markets Growth Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital International, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

6455 Irvine Center Drive

Irvine, CA 92618-4518

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

This report is for the information of shareholders of Emerging Markets Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund.

If used as sales material after March 31, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is in the prospectus, which can be obtained from Capital International by calling (800) 421-4989 and should be read carefully before investing.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By __/s/ Victor D. Kohn____________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Victor D. Kohn_________________
Victor D. Kohn, President and Principal Executive Officer

Date: February 28, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: February 28, 2022